Shareholders' Equity and Equity Incentive Plan - RSU Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Weighted Average Grant Date Fair Value per share
Granted (in dollars per share)	$ 30.36
JS Global RSU Plan
Number of Shares
Beginning balance (in shares) | shares	10,254,734
Vested (in shares) | shares	(9,177,987)
Canceled/Forfeited (in shares) | shares	(1,076,747)
Ending balance (in shares) | shares	0
Weighted Average Grant Date Fair Value per share
Beginning balance (in dollars per share)	$ 0.97
Vested (in dollars per share)	0.97
Cancelled/Forfeited (in dollars per share)	0.97
Ending balance (in dollars per share)	$ 0
2023 Plan
Number of Shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	4,059,337
Vested (in shares) | shares	(194,576)
Canceled/Forfeited (in shares) | shares	(6,775)
Ending balance (in shares) | shares	3,857,986
Weighted Average Grant Date Fair Value per share
Beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	28.40
Vested (in dollars per share)	29.94
Cancelled/Forfeited (in dollars per share)	30.05
Ending balance (in dollars per share)	$ 28.32